Short-term Investments and Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Financial Instruments [Abstract]
Short-term investments					$ 0	$ 6,100,000		$ 0
Assets:
Cash and cash equivalents	13,873,000		13,873,000		7,536,000	9,244,000		7,536,000	13,873,000
Short-term investments					0	6,066,000		0
Total fair value of assets					7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	22,333,000		22,333,000		8,903,000			8,903,000	22,333,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			6,178,000
Change in fair value			1,800,000
Balance	21,010,000		21,010,000		6,178,000			6,178,000	21,010,000
Impairment of property and equipment	0	0	0	0	0	7,371,000	0	7,371,000	7,371,000
Charge related to fair value of liability						1,800,000
Charge related to termination benefits						1,700,000
2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			2,378,000
Change in fair value			(912,000)
Balance	1,451,000		1,451,000						1,451,000
2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			3,800,000
Change in fair value			2,712,000
Balance	6,512,000		6,512,000						6,512,000
Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			276,000
Change in fair value			315,000
Balance	1,323,000		1,323,000						1,323,000
Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance			4,627,000
Change in fair value			2,449,000
Balance	0		0						0
U.S. government agency funds [Member]
Assets:
Short-term investments						4,021,000
Corporate securities [Member]
Assets:
Short-term investments						2,045,000
Warrant liability [Member]
Liabilities:
Total fair value of liabilities	21,010,000		21,010,000		6,178,000	2,511,000		6,178,000	21,010,000
Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		2,449,000			2,449,000	0
Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	1,323,000		1,323,000		276,000			276,000	1,323,000
Quoted prices in active markets for identical assets (Level 1) [Member]
Assets:
Cash and cash equivalents	13,873,000		13,873,000		7,536,000	9,244,000		7,536,000	13,873,000
Short-term investments					0	6,066,000		0
Total fair value of assets					7,536,000	15,310,000		7,536,000
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						4,021,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate securities [Member]
Assets:
Short-term investments						2,045,000
Quoted prices in active markets for identical assets (Level 1) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0	0		0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Quoted prices in active markets for identical assets (Level 1) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member]
Assets:
Cash and cash equivalents	0		0		0	0		0	0
Short-term investments					0	0		0
Total fair value of assets					0	0		0
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						0
Significant other observable inputs (Level 2) [Member] | Corporate securities [Member]
Assets:
Short-term investments						0
Significant other observable inputs (Level 2) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0	0		0	0
Significant other observable inputs (Level 2) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant other observable inputs (Level 2) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		0			0	0
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash and cash equivalents	0		0		0	0		0	0
Short-term investments					0	0		0
Total fair value of assets					0	0		0
Liabilities:
Total fair value of liabilities	22,333,000		22,333,000		8,903,000			8,903,000	22,333,000
Significant unobservable inputs (Level 3) [Member] | U.S. government agency funds [Member]
Assets:
Short-term investments						0
Significant unobservable inputs (Level 3) [Member] | Corporate securities [Member]
Assets:
Short-term investments						0
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities:
Total fair value of liabilities	21,010,000		21,010,000		6,178,000	2,511,000		6,178,000	21,010,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				2,511,000	2,511,000	0
Issuance of additional warrants					4,944,000	16,947,000
Change in fair value					(1,277,000)	(14,436,000)
Balance					6,178,000	2,511,000		6,178,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2011 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				2,511,000	2,511,000	0
Issuance of additional warrants					0	16,947,000
Change in fair value					(133,000)	(14,436,000)
Balance					2,378,000	2,511,000		2,378,000
Significant unobservable inputs (Level 3) [Member] | Warrant liability [Member] | 2012 Warrants [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0	0
Issuance of additional warrants					4,944,000	0
Change in fair value					(1,144,000)	0
Balance					3,800,000	0		3,800,000
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member]
Liabilities:
Total fair value of liabilities	0		0		2,449,000			2,449,000	0
Significant unobservable inputs (Level 3) [Member] | Derivative liability [Member] | Convertible Note Call Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					3,181,000
Change in fair value					(732,000)
Balance					2,449,000			2,449,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member]
Liabilities:
Total fair value of liabilities	1,323,000		1,323,000		276,000			276,000	1,323,000
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					798,000
Exercise of exchange right					(310,000)
Change in fair value					(212,000)
Balance					276,000			276,000
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Demand Note Exchange Right [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					310,000
Exercise of exchange right					(310,000)
Change in fair value					0
Balance					0			0
Significant unobservable inputs (Level 3) [Member] | Embedded Derivative liability [Member] | Convertible Note Conversion Option [Member]
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance				0	0
Issuance of derivative					488,000
Exercise of exchange right					0
Change in fair value					(212,000)
Balance					$ 276,000			$ 276,000